Accounts Receivable, Net - Summary of Accounts Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts Receivable Additional Disclosures [Abstract]
Accounts receivable, gross	¥ 62,979		¥ 88,179
Less: allowance for credit loss	(20,402)		(21,082)	¥ (8,397)
Accounts receivable, net	¥ 42,577	$ 6,088	¥ 67,097